Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Sales, net	$ 7,162,837	$ 4,517,499
Cost of sales	4,874,392	2,871,770
Gross profit	2,288,445	1,645,729
Selling, general and administrative	8,241,859	2,909,085
Loss from operations	(5,953,414)	(1,263,356)
Interest income	(239)	(169)
Debt conversion expense		112,133
Extinguishment loss on debt settlement		2,791,087
Interest expense	1,605,916	554,044
Gain on sale of property and equipment	(13,312)	(8,521)
Other income	(389)	(372)
Total other (income) / expense	1,591,976	3,448,202
Loss before taxes	(7,545,390)	(4,711,558)
Tax (income) / expense	(8,850)	9,300
Net loss	$ (7,536,540)	$ (4,720,858)
Net loss per share (basic and diluted)	$ (1.23)	$ (1.63)
Weighted-average number of common shares outstanding	6,135,938	2,888,695